STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Parent [Abstract]
Sale Leaseback Transaction Disclosure [Text Block]
NOTE 6: STOCKHOLDERS’ EQUITY

As of June 30, 2016 and December 31, 2015, the Company had 107,250,100 and 81,717,154 shares of common stock issued and outstanding, respectively, and the company had 160,000 and 175,000 shares of Series A Convertible Preferred Stock, respectively, issued at $10 per share, paying a 5% cumulative annual dividend and convertible at 0.1754 per share of common stock.

In April 2016, the Company issued an aggregate 83,336 shares of its common stock in payment for consulting services at a fair value of $14,292.

In April 2016, the Company issued an aggregate of 12,834,800 shares of its common stock to Note holders in settlement of $1,025,000 in convertible notes and accrued interest (Note 5).

In May 2016, the Company sold an aggregate of 11,714,285 shares of common stock of the Company and 1,312,000 warrants to purchase the Company’s common stock to accredited investors for net proceeds of $1,579,082.  The warrants have a term of five years, an exercise price of $0.25 per share and are subject to anti-dilution protection, as defined.

In May 2016, the Company issued 900,525 shares of its common stock upon conversion of 15,000 shares of Series A Convertible Preferred Stock and accrued dividends.

Registration rights

Under the purchase agreement, the Company has agreed to use its reasonable best efforts to prepare and file with the SEC registration statement within 60 days of the initial closing date, covering the resale by the investors of any common stock previously issued to the investors, and any common stock into which any convertible promissory notes previously issued to the investors are convertible and any common stock for which the warrants or any warrants previously issued to the investors are exercisable.

NOTE 9: STOCKHOLDERS’ EQUITY

As of December 31, 2015 and December 31, 2014, the Company had 81,717,154 and 77,817,861 shares of common stock issued and outstanding, respectively, and the company had 175,000 shares of Series A Convertible Preferred Stock, issued at $10 per share, paying a 5% cumulative annual dividend and convertible at 0.1754 per share of common stock.

On January 30, 2014, the Company sold an aggregate of 666,667 units to two accredited investors for gross proceeds of $200,000 in the second closing of a private placement (the “Second Private Placement”).  Placement fees of $18,463 were paid and the Company received net proceeds of $181,537. The units in the Second Private Placement consisted of 666,667 shares of the Company’s common stock and warrants to purchase an additional 666,667 shares of the Company’s common stock.  The warrants in the Second Private Placement have a term of five years and an exercise price of $0.40 per share.

On February 3, 2014, the Company issued 44,307 shares of common stock valued at $13,292 and a five-year warrant to purchase 44,307 shares of common stock with a strike price of $0.40 for services. The Company used the Black-Scholes option pricing model to estimate the fair value of the warrants with a volatility of 100% and a risk free rate of 1.44% resulting in a fair value of $8,186, which was completely expensed in the current period. The warrant was issued to compensate for consulting services provided by a third-party. The shares were valued at the market price of the respective date of issuance.

On March 27, 2014, the Company filed a Certificate of Amendment to the Certificate of Incorporation increasing the authorized number of shares of Company common stock to 250,000,000 from 100,000,000.

On March 28, 2014, the Company issued 49,496 shares of common stock pursuant to the cashless exercise of 100,000 options.

From January 1, 2014 through March 31, 2014, the Company also issued 100,000 shares of common stock for services valued at $28,500 with no future period amortization and 1,300,000 shares of common stock pursuant to exercise of warrants for total proceeds of $13,000. The shares were valued at the market price of the respective date of issuance.

On June 30, 2014, the Company sold an aggregate of 2,766,667 units to three accredited investors for gross proceeds of $830,000 in the third closing of a private placement (the “Third Private Placement”). Placement fees of $55,848 were paid and the Company received net proceeds of $774,152. The units in the Third Private Placement consisted of 2,766,667 shares of the Company’s common stock and warrants to purchase an additional 2,766,667 shares of the Company’s common stock.  The warrants have a term of five years and an exercise price of $0.40 per share.

From April 1, 2014 through June 30, 2014, the Company also issued 1,071,916 shares of common stock for services for an expense of $354,835 with no future period amortization. Additionally, the Company issued 17,870 shares of common stock pursuant to the cashless exercise of 50,000 warrants.

In July 2014, the Company offered holders of a series of its warrants, including the warrants issued in the Second Private Placement and the Third Private Placement, the opportunity to exercise their warrants for a 10% discount to the stated exercise price in exchange for their agreement to exercise their warrants in full and for cash on or before July 31, 2014. Under the warrant exercise offer, in July 2014 the Company issued 10,027,002 shares of common stock pursuant to exercise of warrants for gross proceeds of $3,632,801 and net proceeds of $3,501,521 after investment banking fees of $131,280.

On July 17, 2014, the Company issued 34,459 shares of common stock pursuant to the cashless exercise of 75,000 common stock options.

From July 1, 2014 through September 30, 2014, the Company also issued 515,000 shares of common stock for services valued at $382,300 with no future period amortization.

In September 2014, the Company issued 20,000 shares of common stock pursuant to the exercise of 20,000 warrants at a strike price of $0.50 for proceeds of $10,000.

On September 30, 2014, the Company sold an aggregate of 700,000 units to two accredited investors for gross proceeds of $350,000 in the closing of a private placement (the “Summer 2014 Private Placement”). The units in the Summer 2014 Private Placement consisted of 700,000 shares of the Company’s common stock and warrants to purchase ¼ of a share for every common share purchased or an additional 175,000 shares of the Company’s common stock.  The warrants have a term of five years and an exercise price of $0.60 per share.

On October 10, 2014, November 12, 2014 and December 11, 2014 the Company issued an aggregate of 195,000 shares of common stock for services rendered valued at $119,500.

On November 25, 2014, 9,115 common shares were issued in a cashless options exercise of 30,000 options.

On November 18, 2014, 4,375 common shares were issued in a cashless warrants exercise of 20,000 warrants.

On December 15, 2014, 37,314 common shares were issued services rendered valued at $19,888.

On December 15, 2014, 331,804 common shares were issued in a warrants exercise for cash proceeds of $119,449.

On December 31, 2014, the Company sold an aggregate of 6,687,500 units to ten accredited investors for gross proceeds of $2,675,000 in the closing of a private placement (the “December 2014 Private Placement”), net of $123,000 in fees for net proceeds of $2,552,000. $1,175,000 of the private placement was recorded as a Subscription Receivable as of December 21, 2014.  Such subscription receivable was collected in 2015.  The aggregate units in the December 2014 Private Placement consisted of 6,687,500 shares of the Company’s common stock and warrants to purchase 37.5% of a share for every common share purchased or an additional 2,507,813 shares of the Company’s common stock.  The warrants have a term of five years and an exercise price of $0.60 per share.

On January 15, 2015, the Company sold an additional 812,500 units under the December 2014 Private Placement to one institutional investor for gross proceeds of $325,000 with no commission payable. Each unit in the December 2014 Private Placement consisted of one share of the Company’s common stock and warrants to purchase 0.375 share for every common share purchased (304,688 warrants were issued).  The warrants have a term of five years and an exercise price of $0.60 per share.

On March 5, 2015, Paul Arena resigned as Chairman of the Board of Directors and Executive Chairman and was designated by AIM Group, Inc. as a consultant to the Company for the term of one year. The consulting agreement includes a fee of $425,000, which is offset by prior payments of $158,000 for a net amount of $267,000. In a separation agreement executed on March 5, 2015, the Company agreed to pay COBRA for Mr. Arena for a period of eighteen months. Mr. Arena also agreed to assume all obligations under an existing apartment lease in New York City under the remainder of the lease term and return $48,000 security deposit paid by the company, $6,250 or half of the final month’s rent of $12,500 and receive a 1099 not to exceed $20,000 representing the fair value of furniture in the apartment. In regard to the option agreement of 1,500,000 warrants dated January 27, 2014, the Company and Mr. Arena agree the 500,000 warrants are vested, 500,000 are subject to mutually agreed upon provisions and 500,000 warrants are forfeited. On March 5, 2015, the Company and Mr. Arena agree to the issuance of 500,000 restricted common shares in lieu of an issuances related to the January 27, 2014 issuance of 3,000,000 PSUs. The agreement calls for the immediate release for 250,000 common shares (valued at $117,500 and recognized during 2015), or 50% and up to 250,000 common shares or 50% be held in escrow until April 1, 2016 or until the Company’s 2015 audited financials are final. The restricted common stock shall be subject to a Lock-up/Leak-out agreement.

Commencing on May 1, 2015, the Company sold an aggregate of 175,000 shares of Series A Convertible Preferred Stock (the “Preferred Stock”) to 12 accredited investors at a purchase price of $10.00 per share (the “Purchase Price”) for proceeds of $1,750,000 in a private placement.  Each share of the Preferred Stock may be converted into shares of common stock of the Company by dividing the Purchase Price plus any accumulated dividends with respect to such share by an initial conversion price of $0.1754 (subject to adjustment for stock splits, stock dividends and similar actions).  The Company may redeem the Preferred Stock at any time for an amount equal to $12.50 plus accumulated dividends.  The Preferred Stock will bear a dividend of 5% of the purchase price when, as and if declared by the Board of Directors of the Company. The Company evaluated the convertible preferred stock under FASB ASC 470-20-30 and determined it contained a beneficial conversion feature. The intrinsic value of the beneficial conversion feature was determined to be $594,641. The beneficial conversion feature was fully amortized and recorded as a deemed dividend. Aggregate cumulative dividends earned during the year ended December 31, 2015 totaled $58,733.

On June 2, 2015, the Company granted 1,250,000 shares of common stock valued at $200,000 and five-year warrants to purchase up to 2,000,000 shares of common stock at an exercise price of $0.16 per share for services.

On June 2, 2015, the Company granted 800,000 shares of common stock valued at $128,000 and five-year warrants to purchase up to 1,000,000 shares of common stock at an exercise price of $0.16 per share for services.

On October 26, 2015, the Company agreed with its consultant to issue 41,667 warrants in lieu of 41,667 in stock each month, effective August 15, 2015. Total of 208,332 warrants were issued as of December 31, 2015 of which 124,998 were issued for the return and cancellation of 124,998 previously issued common shares.

In addition to the 2,300,000 common shares described above, during the year ended December 31, 2015, the Company issued an additional 801,936 common shares for services under consulting and referral agreements valued at $236,626 and 109,855 common shares in connection with a warrant exercise for total proceeds of $43,941.

On October 9, 2015 the Company entered into a Note and Warrant Purchase Agreement with accredited investors for the sale of convertible promissory notes in an aggregate principal amount of up to $3.75 million and warrants to purchase up to an aggregate of 37.50 million shares of common stock of the Company. The Company issued notes representing $2.5 million in aggregate principal, and five year warrants exercisable for up to 25.0 million shares of common stock in the aggregate. In addition, upon the election of any investor on or before October 9, 2018, any Investor may purchase an additional note in the principal amount equal to 50% of the principal amount of the Notes purchased by such Investor at previous closings (the “Option Principal Amount”) and an additional warrant with an aggregate exercise price equal to such Investor’s Option Principal Amount. The notes mature three years from the date of issuance and, until the notes are repaid or converted into shares of the Company’s equity securities, accrue payable-in-kind interest at the rate of 10% per annum.

The notes plus accrued interest will be automatically converted into equity securities if the Company sells equity securities in a single transaction or series of related transactions for cash of at least $2.0 million. At the closing of the equity financing, the notes plus accrued interest will convert into a number of shares of the same class or series of equity securities as are issued and sold by the Company at 60% of the price per share at which the equity securities are issued and sold in the equity financing. The notes, if not converted, shall be due and payable in full on the maturity date. The notes contain customary events of default provisions. The Company entered into a security agreement with the Investors pursuant to which the Company granted a security interest in all of its assets to the investors as collateral for the Company’s obligations under the notes. The Warrants are exercisable at $0.10 per share and expire 60 months following the date of issuance.

During the years ended December 31, 2015 and 2014, $1,075,749 and $1,844,009 were recognized as stock option, warrant and PSU expenses. See notes 11, 12 and 13.